Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 4,393	$ 5,334	$ 2,802
Income taxes net of refunds	82,850	73,168	46,819
Carrier Enterprise III
Cash Flow Supplemental Disclosures [Line Items]
Common stock issued for Carrier Enterprise III			$ 93,250